Annual Total Returns - Fidelity OTC K6 Portfolio [BarChart] - 07.31 Fidelity OTC K6 Portfolio PRO-04 - Fidelity OTC K6 Portfolio	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Fidelity OTC K6 Portfolio
Bar Chart Table:
Annual Return 2020	47.52%